ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2015
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2015	December 31, 2014

Balance, beginning of year	$288,692	$291,761
Change in estimates	(35,386)	4,378
Property acquisition and development activity	761	1,778
Divestments	(48,748)	(4,313)
Settlements	(14,935)	(19,409)
Accretion expense	15,975	14,497

Balance, end of year	$206,359	$288,692